Consolidated Statements of Stockholders' Investment (Equity) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)
Balance at Dec. 31, 2014	$ 524,287	$ 379	$ 390,725	$ 133,183
Balance, shares at Dec. 31, 2014		37,925,164
Issuance of common stock, net of issuance costs	4,011	$ 3	4,008
Issuance of common stock, net of issuance costs, shares		265,734
Issuance of restricted stock units, net of taxes paid	(929)	$ 1	(930)
Issuance of restricted stock units, net of taxes paid, shares		74,971
Issuance costs from secondary stock offering	(225)		(225)
Share-based compensation	2,500		2,500
Excess tax benefit on share-based compensation	1,175		1,175
Net income (loss)	25,620			25,620
Balance at Dec. 31, 2015	556,439	$ 383	397,253	158,803
Balance, shares at Dec. 31, 2015		38,265,869
Issuance of restricted stock units, net of taxes paid	(303)		(303)
Issuance of restricted stock units, net of taxes paid, shares		74,738
Issuance costs from secondary stock offering	(33)		(33)
Share-based compensation	2,232		2,232
Excess tax benefit on share-based compensation	(547)		(547)
Net income (loss)	(360,320)			(360,320)
Balance at Dec. 31, 2016	$ 197,468	$ 383	398,602	(201,517)
Balance, shares at Dec. 31, 2016	38,341,000	38,340,607
Issuance of restricted stock units, net of taxes paid	$ (239)	$ 1	(240)
Issuance of restricted stock units, net of taxes paid, shares		82,499
Share-based compensation	2,233		2,233
Issuance of warrants	2,571		2,571
Net income (loss)	(91,186)			(91,186)
Balance at Dec. 31, 2017	$ 110,847	$ 384	$ 403,166	$ (292,703)
Balance, shares at Dec. 31, 2017	38,423,000	38,423,106
Issuance of restricted stock units, net of taxes paid	$ 81
Net income (loss)	(107,159)
Balance at Sep. 30, 2018	$ 5,885
Balance, shares at Sep. 30, 2018	38,514,000